Related parties - Shareholders (Details)			12 Months Ended
	Nov. 22, 2023	Nov. 06, 2020 vessel	Dec. 31, 2023 USD ($) tons agreement shareholder	Dec. 31, 2022 USD ($) tons	Dec. 31, 2021 USD ($) tons	Oct. 09, 2023 shareholder
Disclosure of transactions between related parties [line items]
Number of major shareholders			1
Proportion of ownership interest in subsidiary			100.00%
Fuel oil swapped | tons			19,894	23,537	44,451
Number of time charter agreements entered into		2	2
Joint ventures where entity is venturer | Reslea N.V.
Disclosure of transactions between related parties [line items]
Leases as lessee, related party transactions | $			$ 334,692.5	$ 419,526	$ 356,729
Euronav NV | CMB
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	49.05%		49.05%
Percentage of voting equity interests acquired	53.00%		53.00%
24 VLCC tankers
Disclosure of transactions between related parties [line items]
Number of shareholders involved in transaction						2